PARENT COMPANY INFORMATION - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 17,032,857	$ 36,642,829	$ 34,025,535	$ 30,117,236
Non current Assets
Property plant and equipment	7,235,441	9,100,553	8,973,952
Deferred tax	1,851,218	1,765,265
Total assets	295,591,236	366,903,925
Long-term liabilities
Outstanding bonds	24,405,886	25,521,295
Deferred tax liabilities	5,062,670	4,332,366
Total liabilities	264,769,577	327,432,278
Equity
Total equity	30,821,659	39,471,647	35,439,557	33,348,269
Total liabilities and equity	295,591,236	366,903,925
Parent [member]
Current Assets
Cash and cash equivalents	67,439	174,784	$ 130,353	$ 51,299
Held for trading securities	764	47
Accounts receivable from related parties	96,081	281,375
Other assets	7,790	172
Total current assets	172,074	456,378
Non current Assets
Investments in subsidiaries and associates	18,243,828	25,025,607
Accounts receivable from related parties	1,498,754
Property plant and equipment	4,084	5,565
Deferred tax	127	124
Total non current assets	19,746,793	25,031,296
Total assets	19,918,867	25,487,674
Current liabilities
Borrowings at amortized cost	20,255	6,318
Outstanding bonds at amortized cost	14,093	8,048
Accounts payable	120,507	433,756
Other non-financial liabilities	1,214	1,214
Total current liabilities	156,069	449,336
Long-term liabilities
Borrowings at amortized cost	1,794,089	525,659
Outstanding bonds	1,124,520	1,124,520
Total non current liabilities	2,918,609	1,650,179
Total liabilities	3,074,678	2,099,515
Equity
Total equity	16,844,189	23,388,159
Total liabilities and equity	$ 19,918,867	$ 25,487,674